Employee Benefits - Summary of Expected Payments or Contributions to Defined Benefit Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Expected payments	$ 235,502	$ 241,679
Year one [member]
Disclosure of defined benefit plans [line items]
Expected payments	34,318	34,655
Year two [member]
Disclosure of defined benefit plans [line items]
Expected payments	20,714	21,413
Year three [member]
Disclosure of defined benefit plans [line items]
Expected payments	21,303	21,868
Year four [member]
Disclosure of defined benefit plans [line items]
Expected payments	22,253	22,537
Year five [member]
Disclosure of defined benefit plans [line items]
Expected payments	21,841	23,288
Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected payments	$ 115,073	$ 117,918